Investment Objectives and Goals - Putnam Focused U.S. Research ETF	Feb. 28, 2026
Prospectus [Line Items]
Risk/Return [Heading]	Fund summary
Objective [Heading]	Goal
Objective, Primary [Text Block]	The fund seeks capital appreciation.